Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	$ (3,869)	$ 37	$ 123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	723				703		20
Other Comprehensive Income	(54)			(52)			(2)
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		319,721
Stock Issues As Part Of Share Incentive Scheme (Value)	13	0	13
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		387
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	7	0	7
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		13,246
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	19		19
Dividends	(48)				(43)		(5)
Closing balance at Jun. 30, 2011	5,249	13	8,710	(437)	(3,209)	36	136
Closing balance (shares) at Jun. 30, 2011		382,502,493
Opening balance at Dec. 31, 2011	5,522	13	8,740	(832)	(2,575)	36	140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	714				701		13
Other Comprehensive Income	(45)			(43)			(2)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock Issues As Part Of Share Incentive Scheme (Shares)		561,256
Stock Issues As Part Of Share Incentive Scheme (Value)	20	0	20
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		8,586
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		17,091
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	12		12
Dividends	(164)				(147)		(17)
Closing balance at Jun. 30, 2012	$ 5,846	$ 13	$ 8,774	$ (875)	$ (2,163)	$ 36	$ 61
Closing balance (shares) at Jun. 30, 2012		383,552,370